SHARE-BASED COMPENSATION (Stock Options) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 23, 2015	May 19, 2014	Dec. 28, 2012	Aug. 24, 2017	Feb. 26, 2016	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Number of days for calculation of average closing price of one ADS		30 days
Total incremental cost				$ 10,382
Closing stock price of ordinary shares (in dollars per share)							$ 0.69	$ 0.53	$ 1.23
Unrecognized share-based compensation cost disclosure
Intrinsic value of options exercised							$ 293	$ 1,118	$ 2,044
Proceeds by noncontrolling shareholder									1,930
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							16,036	$ 12,721	$ 23,008
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Vested Options							7,427
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Unvested Options							2,955
Wanmen [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Percentage of Initially Owned Equity Interest									75.00%
Stock options [Member]
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options							$ 22,147
Weighted-average vesting period for recognition of unrecognized share-based compensation cost							1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 0.54
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Award vesting period							6 years
Percantage of options to be forfeited on May 19, 2017 unless the average closing price of one ADS for specific period is US$6.00 or higher		100.00%
Number of days for calculation of average closing price of one ADS		30 days
Minimum average closing price of one ADS for specific period		$ 6.00
Options granted to employees, management and external advisors (in shares)		69,593,691
Exercise price of awards granted (in dollars per share)		$ 1.097
Share-based compensation expenses from continuing operations							$ 23,904	$ 19,420	$ 22,989
Share-based compensation expenses from discontinued operations									$ 1,736
Employee stock options [Member] | Share-based Compensation Award, Tranche Two [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)		34,796,844
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		(2) 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015 through the end of the fourth year.
Employee stock options [Member] | Share-based Compensation Award, Tranche One [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)		34,796,847
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		1/36 of the remaining 75% will be vested at the 18 th day of each calendar month after May 19, 2015
Modified stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)			$ 4.00
Exercise price of the outstanding share options granted after modification (in dollars per ADS)			$ 3.30
Outstanding options eligible for modification (in shares)						27,480,309
Total incremental cost						$ 4,281
Modified Stock Options 23 December 2015 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Total incremental cost	$ 10,926
ModifiedStockOptions24August2017 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)				$ 0.478
Exercise price of the outstanding share options granted after modification (in dollars per ADS)				$ 0.478
2011 Stock Incentive Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					110,014,158
Options granted to employees, management and external advisors (in shares)					45,000,000
Stock Incentive Plan 2006 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					97,430,220
Stock Incentive Plan 2008 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					30,529,630
Stock Incentive Plan 2009 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					40,000,000
Stock Incentive Plan 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					53,596,236
Link224 Inc. Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)					13,055,529